Business Combinations	12 Months Ended
Jun. 30, 2020
Business combinations [Abstract]
Business Combinations
Business Combinations

Accounting Policy

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net identifiable assets acquired. Acquisition costs incurred are expensed through the statement of comprehensive loss.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-out milestones are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

(a)	Business Combinations Completed During the Year Ended June 30, 2020

i)	Reliva LLC (“Reliva”)

On May 28, 2020, the Company acquired Reliva, a U.S. company based in Massachusetts specialized in the sale of hemp-derived cannabidiol (“CBD”) products. The acquisition marked the Company’s entry into the U.S. CBD market.

The Company acquired all of the issued and outstanding shares of Reliva for aggregate consideration of $53.1 million comprised of 2,480,810 Aurora common shares at a price of US$15.34 per share with a fair value of $52.4 million (US$38.1 million) and $0.7 million held in escrow which is subject to working capital adjustments. The contingent consideration represents the fair value of the US$45.0 million gross consideration to be paid out contingent upon Reliva achieving certain Earnings Before Interest, Depreciation and Amortization (“EBITDA”) targets over the twelve months ending December 31, 2020 and December 31, 2021. The contingent consideration is payable in Aurora common shares, cash, or any combination thereof at Aurora’s sole discretion.

Total consideration	$
Cash paid	—
Common shares issued	52,380
Funds held in escrow	688
53,068

Net identifiable assets acquired (liabilities assumed)
Cash	280
Accounts receivable	316
Inventories	1,195
Prepaids and other current assets	657
Intangible asset: Distribution network	13,489
Accounts payable and accrued liabilities	(429)
Deferred revenue	(618)
14,890

Purchase price allocation
Net identifiable assets acquired	14,890
Goodwill	38,178
53,068

Net cash outflows
Cash consideration paid	—
Cash acquired	280
280

Acquisition costs expensed
Year ended June 30, 2020	1,849

Goodwill arising from the acquisition represents expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. The goodwill arising on this acquisition is expected to be fully deductible for tax purposes.

Management continues to gather relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. The values assigned are, therefore, preliminary and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of identifiable intangible assets and the allocation of goodwill.

For the year ended June 30, 2020, Reliva accounted for $0.6 million in revenue and $0.1 million in net loss since the May 28, 2020 acquisition date. If the acquisition had been completed on July 1, 2019, the Company estimates it would have recorded an increase of $7.6 million in revenue and an increase of $1.9 million in net loss for the year ended June 30, 2020.

(b)	Business Combinations Completed During the Year Ended June 30, 2019

	MedReleaf (i)	Anandia (ii)	Aurora Hemp Europe (iii)	ICC (iv)	Whistler (v)	Immaterial transactions (vi)	Total
	$	$	$	$	$	$	$
Total consideration
Cash paid	—	—	8,302	—	—	2,918	11,220
Common shares issued	2,568,634	78,588	1,411	255,237	130,839	2,101	3,036,810
Share purchase warrants issued	—	19,565	—	—	—	—	19,565
Replacement share-based awards	75,373	—	—	7,664	—	—	83,037
Contingent consideration	—	—	—	—	24,395	383	24,778
Loan settlement	—	—	3,176	—	2,867	—	6,043
	2,644,007	98,153	12,889	262,901	158,101	5,402	3,181,453

Net identifiable assets acquired (liabilities assumed)
Cash	113,713	12,127	41	5,155	438	2	131,476
Accounts receivables	11,891	783	2,099	3,005	371	88	18,237
Income taxes receivable	8,078	—	—	—	—	—	8,078
Marketable securities	—	—	—	471	—	—	471
Biological assets	7,154	—	—	135	1,599	—	8,888
Inventories	32,626	33	2,226	762	3,042	—	38,689
Prepaid expenses and deposits	6,344	310	168	—	—	—	6,822
Property, plant and equipment	119,324	4,665	2,435	12,712	27,735	180	167,051
Other assets	581	—	—	—	478	4	1,063
Intangible assets
Customer relationships	62,800	4,700	—	—	1,900	—	69,400
Permits and licenses	89,757	11,000	—	149,745	14,500	—	265,002
Brand and trademarks	62,100	1,700	—	—	14,400	—	78,200
Patents	130	—	—	—	—	—	130
Intellectual property	70,200	12,300	—	—	—	—	82,500
Deferred tax asset	—	—	81	—	—	—	81
	584,698	47,618	7,050	171,985	64,463	274	876,088

Accounts payable and accruals	(16,919)	(518)	(1,683)	(1,963)	(1,045)	(100)	(22,228)
Income taxes payable	—	—	(7)	—	—	—	(7)
Deferred revenue	—	(65)	(6)	—	—	—	(71)
Loans and borrowings	—	(298)	—	—	(6,003)	—	(6,301)
Asset retirement obligation	(217)	—	—	—	—	—	(217)
Deferred tax liability	(59,985)	(7,055)	—	(2,617)	(8,894)	—	(78,551)
Provisions	(4,200)	—	—	—	—	—	(4,200)
	503,377	39,682	5,354	167,405	48,521	174	764,513

Purchase price allocation
Net identifiable assets acquired	503,377	39,682	5,354	167,405	48,521	174	764,513
Goodwill (1)	2,140,630	58,471	7,535	95,496	109,580	5,228	2,416,940
	2,644,007	98,153	12,889	262,901	158,101	5,402	3,181,453

Net cash outflows
Cash consideration paid	—	—	(8,302)	—	—	(2,918)	(11,220)
Cash acquired	113,713	12,127	41	5,155	438	2	131,476
	113,713	12,127	(8,261)	5,155	438	(2,916)	120,256

Acquisition costs expensed
Year ended June 30, 2019	10,097	360	2,552	403	2,087	25	15,524

Net accounts receivables acquired
Gross contractual receivables acquired	14,262	791	2,099	3,005	371	88	20,616
Expected uncollectible receivables	(2,371)	(8)	—	—	—	—	(2,379)
Net accounts receivables acquired	11,891	783	2,099	3,005	371	88	18,237

(1)
Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition, as well as the deferred tax liability recognized for all taxable temporary differences. None of the goodwill arising on these acquisitions are expected to be deductible for tax purposes.

(i)	MedReleaf

On July 25, 2018, the Company acquired MedReleaf, a Canadian company previously listed on the TSX. MedReleaf is in the business of the production and sale of cannabis. The Company acquired MedReleaf to increase its production capacity, international presence, research and development portfolio, patient count and revenue growth.

The Company acquired all of the issued and outstanding shares of MedReleaf for aggregate consideration of $2.6 billion, which consisted of 30,843,353 common shares with a fair value of $2,568.6 million and replacement share based awards with a fair value of $75.4 million. The compensation expense related to these replacement awards includes: $53.8 million for employee stock options, $2.0 million for performance options, and $19.6 million for warrants.

During the year ended June 30, 2019, management finalized the purchase price allocation of MedReleaf based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Consideration payable	2,644,115	(108)	2,644,007
Loans receivable	845	(845)	—
Property, plant and equipment	134,414	(15,090)	119,324
Intangible assets	335,988	(51,001)	284,987
Loans and borrowings	(845)	845	—
Provision	—	(4,200)	(4,200)
Deferred tax liability	(75,920)	15,935	(59,985)
Goodwill	2,086,382	54,248	2,140,630

For the year ended June 30, 2019, MedReleaf accounted for $113.3 million in revenue and $25.1 million in net loss since July 25, 2018. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $4.5 million in revenue and an increase of $17.6 million in net loss for the year ended June 30, 2019.

(ii)	Anandia Laboratories Inc. (“Anandia”)

On August 8, 2018, the Company acquired Anandia, a Canadian cannabis-focused science company specialized in genomics, metabolite profiling, plant breeding, disease characterization, cultivar certification, and the provision of testing services to producers and patient-cultivators. The acquisition was completed to enable Aurora to develop new, customized cultivars for specific applications, create products that generate positive health outcomes in relation to specific medical indications and, enhance efficiencies at our facilities.

The Company acquired all of the issued and outstanding shares of Anandia for aggregate consideration of $98.2 million, which included 1,059,707 common shares with a fair value of $78.6 million and 529,851 share purchase warrants with a fair value of $19.6 million. The warrants are each exercisable at $9.37 and expire on August 9, 2023. As part of the acquisition, an aggregate of $10.0 million in additional share consideration is to be paid out in three tranches on the first, second and fourth anniversaries of the acquisition date, subject to the continued employment of the co-founders of Anandia. In accordance with IFRS 3, the additional consideration is accounted for as share-based compensation expense for post-combination services provided and will be expensed through income. During the year ended June 30, 2020, the Company accrued $5.4 million (June 30, 2019 - $7.4 million) in share-based compensation expense relating to this additional share consideration. The share-based compensation was estimated using the Binomial model with the following assumptions: risk-free rate of 2.2%, dividend yield of 0%, historical stock price volatility of 89.9% and a VWAP of $7.13 for the 20 consecutive trading day period was used to fair value the shares. The fair value for the shares and warrants are amortized evenly over the four-year term of the consideration.

During the year ended June 30, 2019, management finalized the purchase price allocation of Anandia based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Intangible assets	30,900	(1,200)	29,700
Deferred tax liability	(7,422)	367	(7,055)
Goodwill	57,595	876	58,471

For the year ended June 30, 2019, Anandia accounted for $3.0 million in revenue and $6.2 million in net loss since the August 8, 2018 acquisition date. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $0.2 million in revenue and an increase of $2.5 million in net loss for the year ended June 30, 2019.

(iii)	Aurora Hemp Europe UAB (“Aurora Hemp Europe”)(formerly UAB Agropro (“Agropro”) and UAB Borela (“Borela”))

On September 10, 2018, the Company acquired Aurora Hemp Europe located in Lithuania. Aurora Hemp Europe is a producer, processor and supplier of certified organic hemp and hemp products. The Company acquired Aurora Hemp Europe to extract, refine and productize their organic hemp biomass into a wide range of organic CBD-based products.

The Company acquired all of the issued and outstanding shares of Aurora Hemp Europe for aggregate consideration of $12.9 million which was comprised of $8.3 million in cash, $3.2 million loan settlement, and 14,236 common shares with a fair value of $1.4 million. Additionally, the Company issued 22,502 common shares for finders’ fees relating to this acquisition with a fair value of $2.2 million (Note 17(b)(i)).

During the year ended June 30, 2019, management finalized the purchase price allocation of Aurora Hemp Europe based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. The preliminary acquisition date values reported as at September 30, 2018 for deferred tax assets increased by an insignificant amount. As required by IFRS, comparative amounts were retrospectively adjusted to reflect the changes effective as of the acquisition date.

For the year ended June 30, 2019, Aurora Hemp Europe accounted for $5.9 million in revenue and $2.6 million in net loss since the September 10, 2018 acquisition date. If the acquisition had been completed on July 1, 2018, the Company estimated it would have recorded an increase of $1.4 million in revenue and an increase of $0.2 million in net loss for the year ended June 30, 2019.

Effective July 31, 2020, the Company divested of Aurora Hemp Europe (Note 30).

(iv)	ICC Labs Inc. (“ICC”)

On November 22, 2018, the Company acquired ICC, a licensed producer and distributor of medicinal cannabinoid extracts, consumer cannabis and industrial hemp products in Uruguay, as well as a licensed producer of medicinal cannabis in Colombia. ICC’s science and GMP compliant processing facility were purchased to expand Aurora’s capacity and provide an early mover advantage to build market share both in Latin America and the international cannabis and wellness markets.

The Company acquired all of the issued and outstanding shares of ICC for aggregate consideration of $262.9 million comprised of 2,658,722 common shares with a fair value of $255.2 million, and $7.7 million fair value of replacement share-based awards. The replacement share-based awards includes $7.6 million for 188,115 warrants and $0.02 million for compensation options.

During the year ended June 30, 2019, management finalized the purchase price allocation of ICC based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Property, plant and equipment	18,012	(5,300)	12,712
Intangible assets	141,558	8,187	149,745
Deferred tax liability	(35,389)	32,772	(2,617)
Goodwill	131,154	(35,658)	95,496

For the year ended June 30, 2019, ICC accounted for $0.6 million in revenue and a loss of $9.3 million in net income since the November 22, 2018 acquisition date. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $0.7 million in revenue and an increase of $8.5 million in net loss for the year ended June 30, 2019.

In connection with the Company’s business transformation plan, during the year ended June 30, 2020, the Company listed two ICC properties for sale (Note 11(a)).

(v)	Whistler Medical Marijuana Corporation (“Whistler”)

On March 1, 2019, the Company acquired Whistler, a Canadian private licensed producer of organic cannabis products.

The Company acquired all of the issued and outstanding shares of Whistler for aggregate consideration of $158.1 million comprised of:

•	1,121,736 common shares with a fair value of $130.8 million;

•	$2.9 million related to the settlement of a pre-existing loan; and

•
$24.4 million of contingent consideration, which represents the estimated fair value of $25.1 million gross consideration to be paid in Aurora common shares upon achievement of certain milestones related to Whistler’s Pemberton facility obtaining a cannabis license and the facility being fully planted.

The Company also issued 17,258 common shares with a fair value of $2.1 million (Note 17(b)(i)) for finders’ fees related to this acquisition. Under the terms of the purchase agreement, a further $14.9 million in gross contingent consideration is to be paid out to the former shareholders of Whistler subject to the continued employment of the founder of Whistler. In accordance with IFRS 3, the additional cost of this consideration is accounted for as share-based compensation expense for post-combination services provided in the period that the applicable conditions are met. During the year ended June 30, 2020, the Company accrued $4.5 million in share-based compensation expense relating to contingent consideration (June 30, 2019 - $7.6 million). The share-based compensation was estimated using a VWAP of $9.77 for the 5 consecutive trading day period, based on the achievement of certain milestones. Subsequent to June 30, 2020, the Company issued 2,171,355 common shares to settle the final milestone payment.

During the year ended June 30, 2020, management finalized the purchase price allocation of Whistler based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Net identifiable assets acquired, excluding intangible assets	18,238	(517)	17,721
Intangible assets	31,100	(300)	30,800
Goodwill	108,763	817	109,580

For the year ended June 30, 2019, Whistler accounted for $3.6 million in revenue and a loss of $1.5 million since the March 1, 2019 acquisition date. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $3.1 million in revenue and an increase of $1.0 million in net income for the year ended June 30, 2019.

(vi)	Immaterial Transactions

During the year ended June 30, 2019, the Company acquired 100% ownership of two businesses complementary to our existing lines of business. Goodwill represents expected operational synergies arising from the acquired workforce and the benefits of acquiring the established businesses. None of the amount assigned to goodwill is expected to be deductible for tax purposes.